Document And Entity Information	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	TMC the metals company Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001798562
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1